T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO
September 30, 2019 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

BRAZIL 9.5%			Enel Americas,
			4.00%, 10/25/26 (USD)	170,000	179
Corporate Bonds 8.2%			Enel Chile,
			4.875%, 6/12/28 (USD)	215,000	243
Azul Investments,			Latam Finance,
5.875%, 10/26/24 (USD)	200,000	200	7.00%, 3/1/26 (USD) (2)	200,000	214
Banco BTG Pactual, VR,
7.75%, 2/15/29 (USD) (1)(2)	200,000	209	VTR Finance,
Banco do Brasil, VR,			6.875%, 1/15/24 (USD)	179,000	185
9.00% (USD) (1)(3)	200,000	225	Total Chile
Braskem Finance,			(Cost $1,565)		1,676
7.375% (USD) (3)	199,000	202
Cosan Overseas,			CHINA 14.4%
8.25% (USD) (3)	100,000	104

CSN Resources,			Corporate Bonds 14.4%
7.625%, 2/13/23 (USD) (2)	200,000	209
Globo Comunicacao e			21Vianet Group,
Participacoes,			7.875%, 10/15/21 (USD)	200,000	203
5.125%, 3/31/27 (USD)	450,000	463	Agile Group Holdings,
Minerva Luxembourg,			8.50%, 7/18/21 (USD)	200,000	210
6.50%, 9/20/26 (USD)	200,000	209	Baidu,
Oi,			4.875%, 11/14/28 (USD)	400,000	450
10.00%, 7/27/25 (USD) (4)	50,000	46	CAR,
St Marys Cement,			6.125%, 2/4/20 (USD)	200,000	197
5.75%, 1/28/27 (USD)	200,000	223	CIFI Holdings Group,
			7.625%, 2/28/23 (USD)	200,000	208
		2,090	CNAC HK Finbridge,
			4.625%, 3/14/23 (USD)	200,000	210
Government Bonds 1.3%			Country Garden Holdings,
Petrobras Global Finance,			8.00%, 1/27/24 (USD)	200,000	218
7.375%, 1/17/27 (USD)	80,000	97	Easy Tactic,
Petrobras Global Finance,			9.125%, 7/28/22 (USD)	200,000	205
8.75%, 5/23/26 (USD)	180,000	231	Fufeng Group,
		328	5.875%, 8/28/21 (USD)	200,000	208
			Golden Eagle Retail Group,
Total Brazil			4.625%, 5/21/23 (USD)	200,000	192
(Cost $2,271)		2,418	Longfor Group Holdings,
			4.50%, 1/16/28 (USD)	200,000	207
CHILE 6.5%			Shimao Property Holdings,
			6.125%, 2/21/24 (USD)	200,000	212
Corporate Bonds 6.5%			Times China Holdings,
AES Gener, VR,			6.25%, 1/17/21 (USD)	200,000	201
7.125%, 3/26/79 (USD) (1)(2)	200,000	210	Weibo,
Celulosa Arauco y Constitucion,			3.50%, 7/5/24 (USD)	250,000	254
5.50%, 4/30/49 (USD) (2)	200,000	222	Yanlord Land,
Empresa Nacional de			6.75%, 4/23/23 (USD)	200,000	207
Telecomunicaciones,			Yuzhou Properties,
4.75%, 8/1/26 (USD)	200,000	211	7.90%, 5/11/21 (USD)	300,000	306
Empresa Nacional de			Total China
Telecomunicaciones,			(Cost $3,552)		3,688
4.875%, 10/30/24 (USD)	200,000	212

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

COLOMBIA 1.9%			HONG KONG 4.1%

Corporate Bonds 1.9%			Corporate Bonds 4.1%
Banco de Bogota,			Bank of East Asia, VR,
4.375%, 8/3/27 (USD) (2)	250,000	267	5.625% (USD) (1)(3)	200,000	202
Millicom International Cellular,			LS Finance 2022,
6.625%, 10/15/26 (USD) (2)	200,000	218	4.25%, 10/16/22 (USD)	250,000	248
Total Colombia			Metropolitan Light,
(Cost $437)		485	5.50%, 11/21/22 (USD)	186,000	191
			PCCW Capital No. 4,
			5.75%, 4/17/22 (USD)	200,000	213
CONGO 0.8%			PCPD Capital,
			4.75%, 3/9/22 (USD)	200,000	201
Corporate Bonds 0.8%			Total Hong Kong
HTA Group,			(Cost $1,018)		1,055
9.125%, 3/8/22 (USD)	200,000	209

Total Congo			INDIA 4.9%
(Cost $208)		209
			Corporate Bonds 4.9%
COSTA RICA 0.8%			ABJA Investment,
			5.45%, 1/24/28 (USD)	200,000	195
Corporate Bonds 0.8%			Bharti Airtel International
Banco Nacional de Costa Rica,			Netherlands,
5.875%, 4/25/21 (USD)	200,000	204	5.35%, 5/20/24 (USD)	200,000	216
			HPCL-Mittal Energy,
Total Costa Rica			5.25%, 4/28/27 (USD)	230,000	230
(Cost $195)		204	HT Global IT Solutions Holdings,
			7.00%, 7/14/21 (USD)	200,000	206
EGYPT 0.8%			TML Holdings,
			5.75%, 5/7/21 (USD)	200,000	201
Government Bonds 0.8%			Vedanta Resources Finance II,
Arab Republic of Egypt,			8.00%, 4/23/23 (USD)	200,000	202
5.875%, 6/11/25 (USD)	200,000	205	Total India
Total Egypt			(Cost $1,211)		1,250
(Cost $204)		205
			INDONESIA 4.8%
GHANA 0.8%
			Corporate Bonds 4.8%
Corporate Bonds 0.8%			Bank Mandiri Persero,
Tullow Oil,			3.75%, 4/11/24 (USD)	200,000	207
7.00%, 3/1/25 (USD)	200,000	204	Indonesia Asahan Aluminium
			Persero,
Total Ghana			6.53%, 11/15/28 (USD) (2)	200,000	245
(Cost $188)		204	Pakuwon Prima,
			5.00%, 2/14/24 (USD)	230,000	234
			Perusahaan Listrik Negara,
			5.45%, 5/21/28 (USD) (2)	200,000	231

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

TBG Global,			MEXICO 4.9%
5.25%, 2/10/22 (USD)	300,000	305
Total Indonesia			Corporate Bonds 4.9%
(Cost $1,129)		1,222	Axtel,
			6.375%, 11/14/24 (USD) (2)	255,000	263
ISRAEL 2.8%			Banco Santander Mexico, VR,
			8.50% (USD) (1)(3)	225,000	238
Corporate Bonds 2.8%			BBVA Bancomer, VR,
			5.875%, 9/13/34 (USD) (1)(2)	300,000	299
Israel Chemicals,			Industrias Penoles,
6.375%, 5/31/38 (USD) (2)	280,000	343	4.15%, 9/12/29 (USD) (2)	200,000	201
Israel Electric,			Sigma Alimentos,
5.00%, 11/12/24 (USD)	200,000	219	4.125%, 5/2/26 (USD)	250,000	259
Teva Pharmaceutical Finance
Netherlands III,			Total Mexico
6.75%, 3/1/28 (USD)	200,000	164	(Cost $1,242)		1,260
Total Israel
(Cost $692)		726	MOROCCO 1.7%

KAZAKHSTAN 1.9%			Government Bonds 1.7%
			OCP,
Corporate Bonds 1.9%			5.625%, 4/25/24 (USD)	400,000	438
KazMunayGas National,			Total Morocco
4.75%, 4/19/27 (USD)	200,000	217	(Cost $418)		438
Tengizchevroil Finance International,
4.00%, 8/15/26 (USD)	250,000	262	OMAN 0.8%
Total Kazakhstan
(Cost $439)		479	Corporate Bonds 0.8%
			Oztel Holdings,
KUWAIT 1.2%			5.625%, 10/24/23 (USD)	200,000	207
			Total Oman
Corporate Bonds 1.2%			(Cost $199)		207
Equate Petrochemical,
3.00%, 3/3/22 (USD)	300,000	302	PANAMA 1.7%
Total Kuwait
(Cost $297)		302	Corporate Bonds 1.7%
			C&W Senior Financing,
MALAYSIA 2.4%			7.50%, 10/15/26 (USD) (2)	400,000	423
			Total Panama
Corporate Bonds 2.4%			(Cost $395)		423
Gohl Capital,
4.25%, 1/24/27 (USD)	400,000	419	PARAGUAY 0.8%
TNB Global Ventures Capital,
3.244%, 10/19/26 (USD)	200,000	203	Corporate Bonds 0.8%
Total Malaysia			Telefonica Celular del Paraguay,
(Cost $603)		622	5.875%, 4/15/27 (USD) (2)	200,000	215

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Total Paraguay			SOUTH AFRICA 7.9%
(Cost $200)		215
			Corporate Bonds 6.9%
PERU 1.6%			Eskom Holdings SOC,
			6.75%, 8/6/23 (USD)	200,000	206
Corporate Bonds 1.6%			FirstRand Bank, VR,
			6.25%, 4/23/28 (USD) (1)	400,000	425
Peru LNG,			Gold Fields Orogen Holdings Bvi,
5.375%, 3/22/30 (USD)	400,000	417	5.125%, 5/15/24 (USD)	225,000	238
Total Peru			MTN Mauritius Investments,
(Cost $411)		417	6.50%, 10/13/26 (USD)	425,000	467
			SASOL Financing USA,
PHILIPPINES 2.1%			5.875%, 3/27/24 (USD)	200,000	216
			Standard Bank Group, VR,
Corporate Bonds 2.1%			5.95%, 5/31/29 (USD) (1)	200,000	211
ICTSI Treasury,					1,763
5.875%, 9/17/25 (USD)	300,000	330	Government Bonds 1.0%
SM Investments,
4.875%, 6/10/24 (USD)	200,000	210	Transnet,
			4.00%, 7/26/22 (USD)	250,000	252
Total Philippines
(Cost $517)		540			252
			Total South Africa
RUSSIA 1.8%			(Cost $1,928)		2,015

Corporate Bonds 1.8%			SOUTH KOREA 0.8%
GTLK Europe,
5.95%, 7/19/21 (USD)	200,000	208	Corporate Bonds 0.8%
Sberbank of Russia,			Shinhan Bank, VR,
6.125%, 2/7/22 (USD)	225,000	242	3.875%, 12/7/26 (USD) (1)	200,000	204
Total Russia			Total South Korea
(Cost $433)		450	(Cost $205)		204

SAUDI ARABIA 3.3%			THAILAND 0.8%

Corporate Bonds 3.3%			Corporate Bonds 0.8%
Almarai Sukuk,			Indorama Ventures Global Services,
4.311%, 3/5/24 (USD)	200,000	211	4.375%, 9/12/24 (USD)	200,000	199
Saudi Arabian Oil,
4.25%, 4/16/39 (USD) (2)	200,000	216	Total Thailand
Saudi Electricity Global Sukuk,			(Cost $199)		199
4.222%, 1/27/24 (USD)	200,000	212
Saudi Telecom,			TURKEY 2.4%
3.89%, 5/13/29 (USD)	200,000	215
Total Saudi Arabia			Corporate Bonds 2.4%
(Cost $832)		854	Akbank,
			5.00%, 10/24/22 (USD)	200,000	197

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Turk Telekomunikasyon,
6.875%, 2/28/25 (USD) (2)	200,000	211	UNITED STATES 0.8%
Turkiye Garanti Bankasi,
5.875%, 3/16/23 (USD)	200,000	202
			Corporate Bonds 0.8%
Total Turkey			Kosmos Energy,
(Cost $585)		610	7.125%, 4/4/26 (2)	200,000	205
			Total United States
UKRAINE 1.7%			(Cost $200)		205

Corporate Bonds 1.7%			VIETNAM 1.0%
MHP,
7.75%, 5/10/24 (USD)	200,000	215
Ukraine Railways Via Rail Capital			Corporate Bonds 1.0%
Markets,			Mong Duong Finance Holdings,
8.25%, 7/9/24 (USD)	200,000	209	5.125%, 5/7/29 (USD) (2)	250,000	256
Total Ukraine			Total Vietnam
(Cost $403)		424	(Cost $250)		256

UNITED ARAB EMIRATES 4.0%			SHORT-TERM INVESTMENTS 2.2%
			MONEY MARKET FUNDS 2.1%
Corporate Bonds 4.0%
Abu Dhabi National Energy,			T. Rowe Price Government Reserve
3.625%, 1/12/23 (USD)	200,000	206	Fund, 2.00% (6)(7)	542,589	542
Emirates Airline,			Total Money Market Funds
4.50%, 2/6/25 (USD)	157,140	160	(Cost $542)		542
Emirates NBD, VR,
6.125% (USD) (1)(3)	200,000	210
MAF Global Securities, VR,			U.S. GOVERNMENT OBLIGATIONS 0.1%
5.50% (USD) (1)(3)	200,000	202	U.S. Treasury Notes,
Ruwais Power,			1.50%, 6/15/20 (8)	30,000	30
6.00%, 8/31/36 (USD)	200,000	252
Total United Arab Emirates			Total U.S. Government Obligations
(Cost $978)		1,030	(Cost $30)		30

UNITED KINGDOM 0.0%			Total Short-Term Investments
			(Cost $572)		572
Common Stocks 0.0%

Mriya Farming (5)	166	—	Total Investments in Securities 97.9%
		—	(Cost $23,976)		$25,068
Corporate Bonds 0.0%			Other Assets Less Liabilities 2.1%		533
Mriya Farming, EC,			Net Assets 100%		$25,601
0.05%, 12/31/25 (USD) (2)(5)	70,000	4

		4
Total United Kingdom
(Cost $—)		4

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread is provided if the rate is currently floating.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $4,661 and represents 18.2% of net assets.
(3)	Perpetual security with no stated maturity date.
(4)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5)	Level 3 in fair value hierarchy.
(6)	Seven-day yield
(7)	Affiliated Companies
(8)	At September 30, 2019, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
EC	Escrow CUSIP; represents a beneficial interest in a residual pool of bankruptcy assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
USD	U.S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

Futures Contracts
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 4 U.S. Treasury Notes ten year contracts	12/19	(521)	$(3)
Long, 3 Ultra U.S. Treasury Bonds contracts	12/19	575	(12)
Net payments (receipts) of variation margin to date			16
Variation margin receivable (payable) on open futures contracts			$1

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$13+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/18	Cost	Cost	9/30/19
T. Rowe Price Government Reserve Fund	$137	¤	¤	$542^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $13 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $542.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Emerging Markets Corporate Multi-Sector Account Portfolio (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds

T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length

T. ROWE PRICE EMERGING MARKETS CORPORATE MULTI-SECTOR ACCOUNT PORTFOLIO

transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$—	$ —	$ —	$ —
Corporate Bonds	—	23,269	4	23,273
Fixed Income Securities[1]	—	1,223	—	1,223
Short-Term Investments	542	30	—	572
Total Securities	542	24,522	4	25,068
Futures Contracts	1	—	—	1
Total	$543	$ 24,522	$ 4	$ 25,069

1 Includes Government Bonds.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2019, totaled $0 for the period ended September 30, 2019.

($000s)	Beginning	Gain (Loss)	Ending
	Balance	During	Balance
	1/1/19	Period	9/30/19
Investment in Securities
Common Stocks	$–	$–	$–
Corporate Bonds	4	–	4
Total	$4	$–	$4